UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2018

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund
Congress Mid Cap Growth Fund
Congress Small Cap Growth Fund

ANNUAL REPORT
October 31, 2018

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Performance Information	4
Sector Allocations	10
Schedules of Investments
Large Cap Growth	11
Mid Cap Growth	13
Small Cap Growth	15
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	34
Expense Examples	35
Approval of Investment Advisory Agreement	37
Trustees and Executive Officers	40
Additional Information	43
Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period November 1, 2017 to October 31, 2018

Dear Shareholders:

This annual report represents the first complete fiscal year since the combination of Congress Asset Management Company, LLP (CAM) and Century Capital Management. We are pleased to report that the merger has gone well.  The integration of our teams, shareholders and operations has been relatively seamless. The combination has allowed CAM to support its family of funds while adding depth to our investment team.

General Market Commentary:

Ten years after the financial crisis, the United States economy is the strongest it has been since 2004.  Gross domestic product growth for the second quarter measured 4.2%, the strongest reading in about four years.  Growth is supported by a robust labor market.  Unemployment declined to 3.7% over the course of the fiscal year.  Importantly, wage growth has accelerated as well to a more reasonable level of 2.9%

Business momentum picked up during the year as well.  Regulatory relief and tax cuts encouraged new business investment and fosters competition.  Orders for capital goods continued to improve while the ISM manufacturing index is solidly in expansionary territory.  Small business optimism is close to record highs and applications for new Employer Identification Numbers indicate that entrepreneurial drive is not dead and is in fact flourishing.

Of considerable concern to markets is the fluidity of U.S. trade policy.  Negotiations with our North American partners are progressing.  Talks with China, however, have stalled, and it is unclear whether the issues are about trade policy or the protection of intellectual property rights.  In the short term, trade uncertainty weighs on exporters and those that source product from China.  Longer term, tariffs are generally considered inflationary and hinder growth.  However, organizations eventually adapt to policy changes and predicting winners and losers is not as obvious as it may appear.

As we approach 2019, we look for the economic momentum to continue.  The U.S. economy’s potential is greater now than it was a few years ago, allowing for stronger, non-inflationary growth.  Consumers and businesses should both continue to fare well.  As in the past, we will use any market disruptions as an opportunity to improve the diversification or growth prospects for our portfolios.

Performance Highlights:

Congress Large Cap Growth Fund (“Large Cap Growth”)

For the fiscal year ending October 31, 2018, Large Cap Growth’s Retail Class and Institutional Class shares returned 10.08% and 10.32%, respectively, compared with 10.71% for the Russell 1000® Growth index.

Large Cap Growth benefited from its exposure to consumer spending through its holdings in TJX Companies, Amazon.com, and Costco.  The three stocks were held for the entire year and each returned over 40%. Both TJX (owner of Marshall’s, TJ Maxx, and Home Goods) and Costco were able to grow sales and earnings by increasing sales in “bricks and mortar” stores.  Amazon’s growth comes via internet sales and Amazon Web Services which provides cloud computing platforms.

Borg Warner, AO Smith, and Illinois Tool Works were relative underperformers. All three have substantial international exposure and were negatively impacted by tariff fears and currency moves.  In addition, Borg Warner and Illinois Tool Works have considerable automobile exposure.  Car sales stagnated during the year.

Congress Mid Cap Growth Fund (“Mid Cap Growth”)

For the fiscal year ending October 31, 2018, Mid Cap Growth’s Retail Class and Institutional Class shares returned 0.87% and 1.12%, respectively, compared with 6.14% for the Russell Midcap® Growth Index.

While security selection in the Materials and Consumer Staples areas were strong, they could not counteract weak selection in the Information Technology and Consumer Discretionary sectors, both large portions of the benchmark.

The positions that most aided performance included McCormick, Lamb Weston, and Church & Dwight, while RPC, Cognex and IPG Photonics hindered.

Congress Small Cap Growth Fund (“Small Cap Growth”)

For the fiscal year ending October 31, 2018, Small Cap Growth’s Retail Class and Institutional Class shares returned 14.53% and 14.84% respectively, compared with 4.13% for the Russell 2000® Growth Index.

Outperformance was driven primarily by security selection in the Consumer Discretionary, Health Care, and Information Technology sectors.  In Consumer Discretionary, the top contributor was Five Below, up over 100% for the year.  A niche retailer catering to kids, Five Below is benefiting from its highly profitable store expansion strategy and an accelerating sales trend.  In Health Care, Inogen was the top contributor, up over 90%.  Marketing initiatives are enhancing the adoption of its portable oxygen concentrators used to treat chronic respiratory conditions.  In Information Technology, RingCentral was the top contributor, up over 80%. The company offers cloud-based business communications that replace legacy and expensive on-premise systems. Strong results have been driven by the addition of new, large enterprise customers as well as expanding business with existing customers.

The primary detractor from performance was security selection in the Financial sector.  Eagle Bancorp, a regional commercial bank, was sold from the portfolio when evidence was revealed of self-dealing involving company management.  LendingTree also detracted and was sold from the portfolio as rising interest rates pressured lending activity on its online lending exchange.

Portfolio Commentary:

Large Cap Growth

The portfolio contained 51 stocks at the end of the period.  Information Technology remains the largest sector comprising 30.1% of the portfolio, down from 36.8% last year.  Apple is the largest position representing about 6.9% of the portfolio.  The Consumer Discretionary sector, including Amazon, TJX, and Home Depot represents 14.4% of the portfolio.

During the course of the year we added two new Health Care names, Intuitive Surgical, a provider of robotic surgery equipment and utensils, and Vertex Pharmaceutical, a biotech specializing in drugs for rare diseases, specifically cystic fibrosis.  Overall the Health Care sector represents 11.6% of the portfolio.

Mid Cap Growth

The portfolio contained more than 40 names at the end of the year and turnover during the trailing 12 months was 44%.  More than three-quarters of the holdings are from the Consumer Discretionary, Health Care, Industrial, and Information Technology sectors. The largest sectors, Industrials and Information Technology, are each slightly less than one-quarter of the portfolio.  Relative to the allocation of the benchmark, we are overweighted to Health Care and Industrials, underweighted to Information Technology, and almost neutral to Consumer Discretionary.

Recent additions include Generac, a power generation equipment manufacturer, and Rollins, a pest and termite control provider. Recent removals include LCI Industries, a supplier of recreational vehicle components, and Snap-on, a manufacturer of tools and equipment.

Small Cap Growth

The portfolio contained 45 stocks at the end of the period with the largest sector allocations being Information Technology representing 25.5%, Health Care representing 23.8%, Consumer Discretionary representing 19.6%, and Industrials representing 18.7%.

Recent additions to the portfolio include Qualys, a leading provider of cloud-based security software, BJs Restaurants, a casual dining chain with a differentiated bar and grill concept, and Repligen, a manufacturer of bioprocessing consumables used in the production of biologic drugs.

In Closing:

As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Todd Solomon, CFA	Gregg O’Keefe, CFA	Lanny Thorndike
Large Cap Growth	Mid Cap Growth	Small Cap Growth	Large Cap Growth
		Mid Cap Growth	Small Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility.

The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies. The ISM Manufacturing Index is based on surveys of more than 300 manufacturing firms by the Institute for Supply Management, and monitors employment, production, inventories, new orders, and supplier deliveries. One cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Funds’ administrator, U.S. Bancorp Fund Services, LLC.

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2018

		Since	Ending
		Inception	Value
	One Year	(9/18/2017)(1)	(10/31/2018)
Large Cap Growth, Retail Class	10.08%	12.02%	$11,354
Russell 1000® Growth Index	10.71	13.74	11,548
S&P 500® Index	7.35	9.41	11,058

This chart illustrates the performance of a hypothetical $10,000 investment made on September 18, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

(1)
Effective as of the close of business on September 15, 2017, Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Due to the change related to the Reorganization, the Retail Class inception is now September 18, 2017.

LARGE CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2018

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2018)
Large Cap Growth, Institutional Class	10.32%	11.12%	12.46%	13.25%	$347,117
Russell 1000® Growth Index	10.71	13.67	13.43	15.45	420,820
S&P 500® Index	7.35	11.52	11.34	13.24	346,684

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The information shown reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”). Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. Upon completion of the reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2018

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(10/31/2012)	(10/31/2018)
Mid Cap Growth, Retail Class	0.87%	8.71%	8.59%	12.19%	$19,946
Russell Midcap® Growth Index	6.14	10.39	10.10	13.75	21,667
S&P 500® Index	7.35	11.52	11.34	13.84	21,762

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

MID CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended October 31, 2018

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(10/31/2012)	(10/31/2018)
Mid Cap Growth, Institutional Class	1.12%	8.99%	8.87%	12.47%	$202,359
Russell Midcap® Growth Index	6.14	10.39	10.10	13.75	216,669
S&P 500® Index	7.35	11.52	11.34	13.84	217,608

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Retail Class

Value of $10,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2018

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2018)
Small Cap Growth, Retail Class	14.53%	11.34%	8.46%	13.09%	$34,213
Russell 2000® Growth Index	4.13	10.72	8.75	13.89	36,724

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Retail Class shown in the table reflect the returns of the Investor Class of the Predecessor Fund.

SMALL CAP GROWTH

HISTORICAL PERFORMANCE (Unaudited)

Institutional Class

Value of $100,000 vs. Russell 2000® Growth Index

Annualized Returns for the periods ended October 31, 2018

					Ending
	One	Three	Five	Ten	Value
	Year	Year	Year	Year	(10/31/2018)
Small Cap Growth, Institutional Class	14.84%	11.64%	8.77%	13.45%	$353,263
Russell 2000® Growth Index	4.13	10.72	8.75	13.89	367,240

This chart illustrates the performance of a hypothetical $100,000 investment made on October 31, 2008, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Returns of the Institutional Class shown in the table reflect the returns of the Institutional Class of the Predecessor Fund.

CONGRESS FUNDS

SECTOR ALLOCATIONS at October 31, 2018 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	30.1%
Consumer Discretionary	14.4%
Industrials	13.4%
Health Care	11.6%
Financials	8.3%
Consumer Staples	6.5%
Communication Services	5.9%
Real Estate	4.6%
Materials	2.7%
Energy	1.3%
Cash(1)	1.2%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	22.7%
Industrials	22.0%
Health Care	17.5%
Consumer Discretionary	15.5%
Consumer Staples	9.0%
Materials	4.5%
Financials	4.4%
Communication Services	2.6%
Cash(1)	1.8%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Information Technology	25.5%
Health Care	23.8%
Consumer Discretionary	19.6%
Industrials	18.7%
Consumer Staples	3.6%
Financials	2.7%
Materials	2.6%
Cash(1)	3.5%
Total	100.0%

(1)	Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2018

Shares		Value

COMMON STOCKS: 98.8%

Aerospace & Defense: 1.2%
13,300	Northrop Grumman Corp.	$3,483,935

Auto Components: 1.7%
130,052	BorgWarner, Inc.	5,125,349

Banks: 0.6%
27,200	SunTrust Banks, Inc.	1,704,352

Beverages: 1.2%
31,109	PepsiCo, Inc.	3,496,029

Biotechnology: 3.0%
72,977	AbbVie, Inc.	5,681,259
19,800	Vertex Pharmaceuticals, Inc.(1)	3,355,308
		9,036,567

Building Products: 1.1%
72,000	A.O. Smith Corp. - Class A	3,278,160

Capital Markets: 6.7%
189,346	The Charles Schwab Corp.	8,755,359
7,400	CME Group, Inc. - Class A	1,355,976
67,916	Moody’s Corp.	9,880,420
		19,991,755

Chemicals: 2.7%
21,200	Air Products & Chemicals, Inc.	3,272,220
18,100	Ecolab, Inc.	2,772,015
21,406	LyondellBasell Industries NV - Class A	1,910,914
		7,955,149

Commercial Services & Supplies: 1.9%
30,500	Cintas Corp.	5,547,035

Communications Equipment: 0.8%
54,000	Cisco Systems, Inc.	2,470,500

Diversified Financial Services: 0.4%
4	Berkshire Hathaway, Inc. - Class A(1)	1,230,820

Electrical Equipment: 1.3%
22,800	Rockwell Automation, Inc.	3,755,844

Equity Real Estate Investment Trusts: 4.6%
58,448	American Tower Corp.	9,106,783
12,142	Equinix, Inc.	4,598,661
		13,705,444

Food & Staples Retailing: 2.1%
26,900	Costco Wholesale Corp.	6,150,147

Health Care Equipment & Supplies: 4.6%
97,556	Abbott Laboratories	6,725,511
6,000	Intuitive Surgical, Inc.(1)	3,127,080
24,300	Stryker Corp.	3,941,946
		13,794,537

Health Care Providers & Services: 1.3%
14,300	UnitedHealth Group, Inc.	3,737,305

Household Products: 1.5%
29,800	The Clorox Co.	4,423,810

Industrial Conglomerates: 1.9%
20,500	Roper Technologies, Inc.	5,799,450

Insurance: 0.6%
25,000	The Progressive Corp.	1,742,500

Interactive Media & Services: 5.9%
8,400	Alphabet, Inc. - Class A(1)	9,160,872
7,893	Alphabet, Inc. - Class C(1)	8,498,946
		17,659,818

Internet & Direct Marketing Retail: 6.0%
11,100	Amazon.com, Inc.(1)	17,737,911

IT Services: 10.0%
123,560	Cognizant Technology
	Solutions Corp. - Class A	8,529,347
45,700	PayPal Holdings, Inc.(1)	3,847,483
126,240	Visa, Inc. - Class A	17,402,184
		29,779,014

Life Sciences Tools & Services: 1.3%
16,700	Thermo Fisher Scientific, Inc.	3,901,955

Machinery: 1.4%
33,600	Illinois Tool Works, Inc.	4,286,352

Multiline Retail: 0.5%
13,200	Dollar General Corp.	1,470,216

Oil, Gas & Consumable Fuels: 1.3%
33,700	Chevron Corp.	3,762,605

Personal Products: 1.7%
36,400	Estée Lauder Companies, Inc. - Class A	5,002,816

Pharmaceuticals: 1.4%
47,200	Zoetis, Inc.	4,255,080

Professional Services: 2.9%
71,840	Verisk Analytics, Inc.(1)	8,609,306

Road & Rail: 1.7%
60,000	Canadian National Railway Co.	5,128,800

Semiconductors & Semiconductor Equipment: 1.3%
18,600	Analog Devices, Inc.	1,557,006
28,000	Xilinx, Inc.	2,390,360
		3,947,366

Software: 11.1%
62,152	Adobe Systems, Inc.(1)	15,274,475
6,400	ANSYS, Inc.(1)	957,120
15,412	Citrix Systems, Inc.(1)	1,579,268
141,151	Microsoft Corp.	15,076,338
		32,887,201

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2018 (Continued)

Shares		Value

COMMON STOCKS: 98.8% (Continued)

Specialty Retail: 4.8%
51,695	The Home Depot, Inc.	$9,092,117
47,800	The TJX Companies, Inc.	5,252,264
		14,344,381

Technology Hardware, Storage & Peripherals: 6.9%
94,050	Apple, Inc.	20,583,783

Textiles, Apparel & Luxury Goods: 1.4%
49,000	V.F. Corp.	4,061,120
TOTAL COMMON STOCKS
(Cost $164,876,866)		293,846,412

SHORT-TERM INVESTMENTS: 1.2%

Money Market Funds: 1.2%
3,586,354	First American Treasury Obligations
	Fund - Institutional Class, 2.115%(2)	3,586,354
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,586,354)		3,586,354

TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $168,463,220)		297,432,766
Liabilities in Excess of Other Assets: (0.0)%(3)		(54,532)
TOTAL NET ASSETS: 100.0%		$297,378,234

(1)	Non-income producing security.
(2)	Seven-day yield as of October 31, 2018.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2018

Shares		Value

COMMON STOCKS: 98.2%

Air Freight & Logistics: 0.1%
9,100	XPO Logistics, Inc.(1)	$813,358

Banks: 2.3%
250,000	First Republic Bank	22,747,500

Building Products: 5.0%
300,000	Allegion PLC	25,719,000
115,000	Lennox International, Inc.	24,252,350
		49,971,350

Capital Markets: 2.1%
275,000	Raymond James Financial, Inc.	21,089,750

Chemicals: 2.3%
160,000	International Flavors & Fragrances, Inc.	23,145,600

Commercial Services & Supplies: 7.5%
120,000	Cintas Corp.	21,824,400
550,000	Copart, Inc.(1)	26,900,500
450,000	Rollins, Inc.	26,640,000
		75,364,900

Containers & Packaging: 2.2%
240,000	Avery Dennison Corp.	21,772,800

Distributors: 2.5%
175,000	Pool Corp.	25,506,250

Electrical Equipment: 2.4%
475,000	Generac Holdings, Inc.(1)	24,096,750

Electronic Equipment, Instruments
& Components: 3.5%
110,000	IPG Photonics Corp.(1)	14,690,500
115,000	Littelfuse, Inc.	20,833,400
		35,523,900

Entertainment: 2.6%
200,000	Take-Two Interactive Software, Inc.(1)	25,774,000

Food Products: 6.4%
450,000	Lamb Weston Holdings, Inc.	35,172,000
200,000	McCormick & Company, Inc.(2)	28,800,000
		63,972,000

Health Care Equipment & Supplies: 8.3%
100,000	The Cooper Companies, Inc.	25,831,000
250,000	ResMed, Inc.	26,480,000
275,000	STERIS PLC	30,060,250
3,100	Teleflex, Inc.	746,294
		83,117,544

Health Care Providers & Services: 2.1%
260,000	Henry Schein, Inc.(1)	21,580,000

Hotels, Restaurants & Leisure: 4.7%
8,600	Darden Restaurants, Inc.	916,330
300,000	Hyatt Hotels Corp. - Class A	20,760,000
425,000	Texas Roadhouse, Inc.	25,695,500
		47,371,830

Household Products: 2.6%
435,000	Church & Dwight Co., Inc.	25,825,950

Industrial Conglomerates: 0.1%
6,200	Carlisle Companies, Inc.	598,858

Internet & Direct Marketing Retail: 2.1%
500,000	Etsy, Inc.(1)	21,260,000

IT Services: 4.9%
750,000	Genpact Ltd.	20,557,500
190,000	Jack Henry & Associates, Inc.	28,467,700
		49,025,200

Life Sciences Tools & Services: 4.7%
220,000	Charles River Laboratories
	International, Inc.(1)	26,800,400
37,500	Mettler-Toledo International, Inc.(1)	20,505,750
		47,306,150

Machinery: 4.5%
175,000	RBC Bearings, Inc.(1)	25,844,000
300,000	Xylem, Inc.	19,674,000
		45,518,000

Pharmaceuticals: 2.4%
150,000	Jazz Pharmaceuticals PLC(1)	23,823,000

Road & Rail: 2.3%
4,400	Canadian Pacific Railway Ltd.	902,000
170,000	Old Dominion Freight Line, Inc.	22,171,400
		23,073,400

Semiconductors & Semiconductor Equipment: 4.7%
200,000	Monolithic Power Systems, Inc.	23,624,000
275,000	Skyworks Solutions, Inc.	23,859,000
		47,483,000

Software: 9.6%
10,500	Fortinet, Inc.(1)	862,890
200,000	Paycom Software, Inc.(1)	25,040,000
266,425	Qualys, Inc.(1)	18,980,117
500,000	SS&C Technologies Holdings, Inc.	25,580,000
300,000	Synopsys, Inc.(1)	26,859,000
		97,322,007

Specialty Retail: 3.8%
225,000	Burlington Stores, Inc.(1)	38,585,250

Textiles, Apparel & Luxury Goods: 2.4%
200,000	PVH Corp.	24,158,000

Trading Companies & Distributors: 0.1%
6,250	United Rentals, Inc.(1)	750,437
TOTAL COMMON STOCKS
(Cost $825,259,069)		986,576,784

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2018 (Continued)

Shares	Value

SHORT-TERM INVESTMENTS: 0.3%

Money Market Funds: 0.3%
2,832,068	First American Treasury Obligations
Fund - Institutional Class, 2.115%(3)	$2,832,068

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,832,068)	2,832,068
TOTAL INVESTMENTS
IN SECURITIES: 98.5%
(Cost $828,091,137)	989,408,852
Other Assets in Excess of Liabilities: 1.5%	15,051,657
TOTAL NET ASSETS: 100.0%	$1,004,460,509

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Seven-day yield as of October 31, 2018.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2018

Shares		Value

COMMON STOCKS: 96.5%

Aerospace & Defense: 2.2%
38,000	Mercury Systems, Inc.(1)	$1,780,680

Auto Components: 1.5%
23,000	Fox Factory Holding Corp.(1)	1,235,790

Banks: 1.6%
51,000	CenterState Bank Corp.	1,253,580

Biotechnology: 6.3%
23,000	Emergent BioSolutions, Inc.(1)	1,407,370
14,000	Global Blood Therapeutics, Inc.(1)	491,260
9,300	Ligand Pharmaceuticals, Inc.(1)	1,532,733
30,500	Repligen Corp.(1)	1,653,710
		5,085,073

Building Products: 5.0%
30,000	AAON, Inc.	1,034,700
48,156	Trex Company, Inc.(1)	2,951,963
		3,986,663

Capital Markets: 1.1%
22,467	Cohen & Steers, Inc.	862,508

Chemicals: 2.6%
22,193	Balchem Corp.	2,078,374

Commercial Services & Supplies: 1.7%
20,000	U.S. Ecology, Inc.	1,398,600

Diversified Consumer Services: 2.9%
18,500	Grand Canyon Education, Inc.(1)	2,306,950

Electronic Equipment, Instruments
& Components: 3.9%
11,239	Littelfuse, Inc.	2,036,057
9,000	Rogers Corp.(1)	1,107,540
		3,143,597

Health Care Equipment & Supplies: 9.4%
18,000	Inogen, Inc.(1)	3,412,260
48,555	Merit Medical Systems, Inc.(1)	2,773,462
22,300	Neogen Corp.(1)	1,354,056
		7,539,778

Health Care Providers & Services: 3.5%
40,597	Acadia Healthcare Co., Inc.(1)	1,684,775
22,790	AMN Healthcare Services, Inc.(1)	1,153,630
		2,838,405

Health Care Technology: 1.6%
45,000	HMS Holdings Corp.(1)	1,296,900

Hotels, Restaurants & Leisure: 4.6%
20,000	BJ’s Restaurants, Inc.	1,223,600
50,000	Ruth’s Hospitality Group, Inc.	1,351,500
4,362	Vail Resorts, Inc.	1,096,258
		3,671,358

Household Durables: 2.2%
12,000	SodaStream International Ltd.(1)	1,720,680

IT Services: 2.5%
40,544	WNS Holdings Ltd. - ADR(1)	2,034,903

Life Sciences Tools & Services: 3.0%
25,187	PRA Health Sciences, Inc.(1)	2,439,865

Machinery: 5.3%
23,500	ESCO Technologies, Inc.	1,438,670
11,500	RBC Bearings, Inc.(1)	1,698,320
13,379	Standex International Corp.	1,085,305
		4,222,295

Personal Products: 3.6%
48,584	Inter Parfums, Inc.	2,865,970

Professional Services: 1.9%
23,041	ASGN, Inc.(1)	1,545,590

Road & Rail: 1.3%
16,092	Saia, Inc.(1)	1,011,543

Semiconductors & Semiconductor Equipment: 4.9%
68,423	Integrated Device Technology, Inc.(1)	3,202,881
20,000	Silicon Motion Technology Corp. - ADR	751,800
		3,954,681

Software: 14.2%
34,559	CyberArk Software Ltd.(1)	2,358,997
27,117	j2 Global, Inc.	1,975,202
14,000	Paycom Software, Inc.(1)	1,752,800
20,000	Qualys, Inc.(1)	1,424,800
21,000	RingCentral, Inc. - Class A(1)	1,632,330
18,000	The Trade Desk, Inc. - Class A(1)	2,223,900
		11,368,029

Specialty Retail: 6.1%
15,343	The Children’s Place, Inc.	2,292,244
23,000	Five Below, Inc.(1)	2,617,860
		4,910,104

Textiles, Apparel & Luxury Goods: 2.3%
20,500	Oxford Industries, Inc.	1,824,090

Trading Companies & Distributors: 1.3%
15,000	SiteOne Landscape Supply, Inc.(1)	1,020,600
TOTAL COMMON STOCKS
(Cost $49,664,783)		77,396,606

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at October 31, 2018 (Continued)

Shares	Value

SHORT-TERM INVESTMENTS: 4.7%

Money Market Funds: 4.7%
3,768,840	First American Treasury Obligations
Fund - Institutional Class, 2.115%(2)	$3,768,840

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,768,840)	3,768,840
TOTAL INVESTMENTS
IN SECURITIES: 101.2%
(Cost $53,433,623)	81,165,446
Liabilities in Excess of Other Assets: (1.2)%	(940,739)
TOTAL NET ASSETS: 100.0%	$80,224,707

(1)	Non-income producing security.
(2)	Seven-day yield as of October 31, 2018.
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2018

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth

ASSETS:
Investments in securities, at value (Cost $168,463,220, $828,091,137
and $53,433,623, respectively)	$297,432,766	$989,408,852	$81,165,446
Receivables:
Fund shares sold	29,070	3,498,056	1,523
Dividends and interest	182,266	123,550	14,338
Investment securities sold	—	13,284,724	553,603
Prepaid expenses	22,454	43,935	17,512
Total assets	297,666,556	1,006,359,117	81,752,422

LIABILITIES:
Payables:
Investment securities purchased	—	—	1,341,482
Fund shares redeemed	25,146	894,066	37,759
Investment advisory fees, net	129,994	507,062	51,423
Audit fees	23,600	23,600	23,600
Transfer agent fees	22,199	76,761	12,941
Sub-transfer agent fees	17,129	133,386	8,907
Distribution fees	7,224	23,933	27,457
Fund administration fees	30,178	99,056	9,357
Fund accounting fees	18,987	63,601	5,092
Trustee fees	1,332	3,153	1,041
Chief Compliance Officer fees	1,500	3,000	1,500
Custody fees	3,617	12,748	941
Other accrued expenses	7,416	58,242	6,215
Total liabilities	288,322	1,898,608	1,527,715
NET ASSETS	$297,378,234	$1,004,460,509	$80,224,707

COMPONENTS OF NET ASSETS:
Paid-in capital	$152,510,777	$815,801,109	$46,279,019
Total distributable earnings	144,867,457	188,659,400	33,945,688
Net assets	$297,378,234	$1,004,460,509	$80,224,707

Retail Class:
Net assets	$4,168,510	$33,346,825	$48,896,587
Shares issued and outstanding (unlimited number of shares
authorized without par value)	143,566	1,790,981	1,814,121
Net asset value, and redemption price per share	$29.04	$18.62	$26.95

Institutional Class:
Net assets	$293,209,724	$971,113,684	$31,328,120
Shares issued and outstanding (unlimited number of shares
authorized without par value)	10,072,509	51,640,742	1,071,452
Net asset value, and redemption price per share	$29.11	$18.81	$29.24

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2018

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $12,347, $—, and $—, respectively)	$3,700,732	$8,778,039	$434,536
Interest	69,412	197,702	36,757
Other income	987	1,566	453
Total investment income	3,771,131	8,977,307	471,746

EXPENSES
Investment advisory fees	1,525,994	6,064,623	687,099
Fund administration fees	202,295	583,294	45,847
Transfer agent fees	153,805	382,610	81,782
Fund accounting fees	119,187	336,335	33,700
Sub-transfer agent fees	86,701	669,786	32,443
Registration fees	58,450	60,074	29,026
Custody fees	24,777	76,567	6,892
Audit fees	23,317	23,600	5,342
Trustee fees	16,977	26,429	14,150
Miscellaneous expenses	15,757	43,209	10,968
Distribution fees - Retail Class	11,283	97,857	119,940
Chief Compliance Officer fees	9,000	9,000	8,941
Reports to shareholders	3,908	126,974	8,708
Insurance expense	3,530	4,856	2,553
Legal fees	2,867	5,946	2,519
Total expenses	2,257,848	8,511,160	1,089,910
Less: fees waived	—	—	(99,954)
Net expenses	2,257,848	8,511,160	989,956
Net investment income (loss)	1,513,283	466,147	(518,210)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	15,709,647	36,006,401	7,889,937
Change in net unrealized appreciation/depreciation on investments	12,024,110	(24,225,744)	2,989,086
Net realized and unrealized gain on investments	27,733,757	11,780,657	10,879,023
Net increase in net assets resulting from operations	$29,247,040	$12,246,804	$10,360,813

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2018	October 31, 2017(1)

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,513,283	$955,867
Net realized gain on investments	15,709,647	5,824,134
Change in net unrealized appreciation/depreciation on investments	12,024,110	48,463,029
Net increase in net assets resulting from operations	29,247,040	55,243,030

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(669,343)	(13,466,142	)(2)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(3)	(667,194)	4,314,341
Increase (decrease) in net assets derived from
net change in outstanding shares - Institutional Class(3)	(16,582,814)	34,325,442
Total increase (decrease) in net assets from capital share transactions	(17,250,008)	38,639,783
Total increase in net assets	11,327,689	80,416,671

NET ASSETS
Beginning of year	286,050,545	205,633,874
End of year	$297,378,234	$286,050,545

(1)	Activity presented prior to close of business September 15, 2017 represents the historical operating results of the Century Shares Trust.
(2)	As disclosed at October 31, 2017, includes $1,067,402 in net investment income distributions and $12,398,740 in net realized gain distributions.
(3)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	October 31, 2018		October 31, 2017(4)
Retail Class	Shares	Value	Shares	Value
Shares sold	34,625	$979,574	510	$13,271
Shares issued in reinvestment of distributions	172	4,682	2,151	56,800
Shares redeemed	(57,342)	(1,651,450)	(2,120)	(56,009)
Shares issued in connection with the reorganization	—	—	165,570	4,300,279
Net increase (decrease)	(22,545)	$(667,194)	166,111	$4,314,341

(4)	Inception date for accounting purposes is September 18, 2017.

	Year Ended		Year Ended
	October 31, 2018		October 31, 2017(1)
Institutional Class	Shares	Value	Shares	Value
Shares sold	491,950	$14,224,175	214,579	$4,942,694
Shares issued in reinvestment of distributions	18,851	513,276	534,702	11,842,745
Shares redeemed(5)	(1,088,784)	(31,320,265)	(1,291,943)	(30,168,510)
Shares issued in connection with the reorganization	—	—	875,313	47,708,513
Net increase (decrease)	(577,983)	$(16,582,814)	332,651	$34,325,442

(5)	Net of redemption fees of $— and $116, respectively. Effective close of business September 15, 2017, the 1% redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended		Year Ended
	October 31, 2018	October 31, 2017(1)		December 31, 2016

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$466,147	$(1,039,445)		$990,189
Net realized gain (loss) on investments	36,006,401	(6,439,654)		3,610,690
Change in net unrealized appreciation/depreciation on investments	(24,225,744)	110,053,224		52,123,786
Net increase in net assets resulting from operations	12,246,804	102,574,125		56,724,665

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(364,309)	(3,014	)(2)	(6,478,994	)(3)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(4)	(9,678,459)	(12,072,402)		25,972,338
Increase in net assets derived from
net change in outstanding shares - Institutional Class(4)	68,873,304	238,545,361		237,279,898
Total increase in net assets from capital share transactions	59,194,845	226,472,959		263,252,236
Total increase in net assets	71,077,340	329,044,070		313,497,907

NET ASSETS
Beginning of year/period	933,383,169	604,339,099		290,841,192
End of year/period	$1,004,460,509	$933,383,169		$604,339,099

(1)	Mid Cap Growth changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017. Amounts shown reflect the activity for the 10 months ended October 31, 2017.
(2)	As disclosed at October 31, 2017, includes $3,014 in net realized gain distributions.
(3)	As disclosed at December 31, 2016, includes $1,003,088 in net investment income distributions and $5,475,906 in net realized gain distributions.
(4)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended		Year Ended
	October 31, 2018		October 31, 2017(1)		December 31, 2016
Retail Class	Shares	Value	Shares	Value	Shares	Value
Shares sold	507,932	$9,740,307	1,036,496	$17,921,365	2,164,791	$33,224,753
Shares issued in reinvestment of distributions	—	—	7	129	22,775	371,921
Shares redeemed(5)	(1,135,746)	(22,035,380)	(1,727,716)	(29,993,896)	(490,691)	(7,624,336)
Shares issued in connection with
the reorganization (Note 7)	144,262	2,616,614	—	—	—	—
Net increase (decrease)	(483,552)	$(9,678,459)	(691,213)	$(12,072,402)	1,696,875	$25,972,338

(5)	Net of redemption fees of $—, $—, and $946, respectively. Effective April 30, 2016, the 1% redemption fee was eliminated.

	Year Ended		Period Ended		Year Ended
	October 31, 2018		October 31, 2017(1)		December 31, 2016
Institutional Class	Shares	Value	Shares	Value	Shares	Value
Shares sold	14,122,460	$272,274,212	19,689,145	$343,941,205	21,310,515	$326,400,822
Shares issued in reinvestment of distributions	12,963	243,675	105	1,948	212,607	3,491,008
Shares redeemed(6)	(11,289,302)	(219,831,024)	(5,990,985)	(105,397,792)	(6,111,162)	(92,611,932)
Shares issued in connection with
the reorganization (Note 7)	883,617	16,186,441	—	—	—	—
Net increase	3,729,738	$68,873,304	13,698,265	$238,545,361	15,411,960	$237,279,898

(6)	Net of redemption fees of $—, $—, and $6,606, respectively. Effective April 30, 2016, the 1% redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2018	October 31, 2017(1)

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(518,210)	$(717,649)
Net realized gain on investments	7,889,937	22,179,274
Change in net unrealized appreciation/depreciation on investments	2,989,086	9,886,975
Net increase in net assets resulting from operations	10,360,813	31,348,600

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	—	(8,550,330	)(2)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from
net change in outstanding shares - Retail Class(3)	(4,348,486)	(29,036,748)
Decrease in net assets derived from
net change in outstanding shares - Institutional Class(3)	(2,067,794)	(71,765,774)
Total decrease in net assets from capital share transactions	(6,416,280)	(100,802,522)
Total increase (decrease) in net assets	3,944,533	(78,004,252)

NET ASSETS
Beginning of year	76,280,174	154,284,426
End of year	$80,224,707	$76,280,174

(1)	Activity presented prior to close of business September 15, 2017 represents the historical operating results of the Century Small Cap Select Fund.
(2)	As disclosed at October 31, 2017, includes $8,159,675 in net investment income distributions and $390,655 in net realized gain distributions.
(3)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2018		October 31, 2017(1)
Retail Class	Shares	Value	Shares	Value
Shares sold	163,770	$4,904,041	86,802	$2,026,868
Shares issued in reinvestment of distributions	—	—	217,267	5,114,467
Shares redeemed(4)	(360,694)	(9,252,527)	(1,513,570)	(36,178,083)
Net decrease	(196,924)	$(4,348,486)	(1,209,501)	$(29,036,748)

(4)	Net of redemption fees of $— and $70, respectively. Effective close of business September 15, 2017, the 1% redemption fee was eliminated.

	Year Ended		Year Ended
	October 31, 2018		October 31, 2017(1)
Institutional Class	Shares	Value	Shares	Value
Shares sold	192,580	$5,696,158	370,012	$9,189,056
Shares issued in reinvestment of distributions	—	—	87,829	2,237,018
Shares redeemed(5)	(257,298)	(7,763,952)	(3,336,788)	(83,191,848)
Net decrease	(64,718)	$(2,067,794)	(2,878,947)	$(71,765,774)

(5)	Net of redemption fees of $— and $7, respectively. Effective close of business September 15, 2017, the 1% redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS

	Year Ended	Period Ended
	October 31, 2018	October 31, 2017(1)
Net asset value, beginning of year/period	$26.41	$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.08	(0.00	)(3)
Net realized and unrealized gain on investments	2.58	0.81
Total from investment operations	2.66	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.03)	—
From net realized gain	—	(0.37)
Total distributions	(0.03)	(0.37)
Net asset value, end of year/period	$29.04	$26.41
Total return	10.08%	3.14	%(4)

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$4.2	$4.4
Portfolio turnover rate	17%	25	%(4)(5)

RATIOS:
Expenses to average net assets	0.99%	0.94	%(6)
Net investment income (loss) to average net assets	0.26%	(0.10	)%(6)

(1)	For performance and accounting purposes, inception date is September 18, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Portfolio turnover is calculated at the total Fund level.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year(1)

INSTITUTIONAL CLASS

	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$26.45	$22.03	$23.36	$27.39	$24.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.15	0.09	0.03	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	2.57	5.64	(0.55)	2.64	4.11
Total from investment operations	2.72	5.73	(0.52)	2.66	4.09

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.11)	(0.04)	—	—
From net realized gain	—	(1.20)	(0.77)	(6.69)	(1.47)
Total distributions	(0.06)	(1.31)	(0.81)	(6.69)	(1.47)
Paid-in capital from redemption fees	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$29.11	$26.45	$22.03	$23.36	$27.39
Total return	10.32%	27.25%	(2.24)%	11.76%	17.29%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$293.2	$281.7	$205.6	$225.4	$222.6
Portfolio turnover rate	17%	25%	44%	46%	126%

RATIOS:
Expenses to average net assets	0.74%	1.05%	1.13%	1.11%	1.09%
Net investment income (loss) to average net assets	0.50%	0.42%	0.13%	0.12%	(0.06)%

(1)
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (“Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS

	Year Ended	Period Ended
	October 31,	October 31,		Year Ended December 31,
	2018	2017(1)		2016		2015		2014	2013
Net asset value,
beginning of year/period	$18.46	$16.17		$14.43		$14.55		$13.58	$10.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.03)	(0.06)		0.00	(3)	(0.02)		(0.01)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.19	2.35		1.89		(0.00	)(3)	1.53	3.63
Total from investment operations	0.16	2.29		1.89		(0.02)		1.52	3.61

LESS DISTRIBUTIONS:
From net investment income	—	—		(0.00	)(3)	—		—	—
From net realized gain	—	(0.00	)(3)	(0.15)		(0.10)		(0.56)	(0.21)
Total distributions	—	(0.00	)(3)	(0.15)		(0.10)		(0.56)	(0.21)
Paid-in capital from redemption fees	—	—		0.00	(3)	0.00	(3)	0.01	0.02
Net asset value, end of year/period	$18.62	$18.46		$16.17		$14.43		$14.55	$13.58
Total return	0.87%	14.16	%(4)	13.11%		(0.15)%		11.22%	35.72%

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$33.3	$42.0		$48.0		$18.3		$13.0	$3.7
Portfolio turnover rate	44%	30	%(4)	18%		24%		35%	31%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.08%	1.05	%(5)	1.08%		1.12%		1.15%	1.42%
After fees waived and expenses absorbed	1.08%	1.03	%(5)(6)	1.00%		1.00%		1.00%	1.00%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.18)%	(0.40	)%(5)	(0.07)%		(0.25)%		(0.22)%	(0.62)%
After fees waived and expenses absorbed	(0.18)%	(0.38	)%(5)	0.01%		(0.13)%		(0.07)%	(0.20)%

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

INSTITUTIONAL CLASS

	Year Ended	Period Ended
	October 31,	October 31,		Year Ended December 31,
	2018	2017(1)		2016	2015		2014	2013
Net asset value,
beginning of year/period	$18.61	$16.26		$14.50	$14.60		$13.61	$10.17

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.01	(0.02)		0.04	0.02		0.02	0.00	(3)
Net realized and unrealized
gain (loss) on investments	0.20	2.37		1.90	(0.00	)(3)	1.55	3.65
Total from investment operations	0.21	2.35		1.94	0.02		1.57	3.65

LESS DISTRIBUTIONS:
From net investment income	(0.01)	—		(0.03)	(0.02)		(0.02)	—
From net realized gain	—	0.00	(3)	(0.15)	(0.10)		(0.56)	(0.21)
Total distributions	(0.01)	0.00	(3)	(0.18)	(0.12)		(0.58)	(0.21)
Paid-in capital from redemption fees	—	—		0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of year/period	$18.81	$18.61		$16.26	$14.50		$14.60	$13.61
Total return	1.12%	14.45	%(4)	13.38%	0.10%		11.49%	35.88%

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$971.1	$891.4		$556.4	$272.5		$190.5	$58.2
Portfolio turnover rate	44%	30	%(4)	18%	24%		35%	31%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	0.83%	0.80	%(5)	0.83%	0.87%		0.90%	1.17%
After fees waived and expenses absorbed	0.83%	0.78	%(5)(6)	0.75%	0.75%		0.75%	0.75%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	0.06%	(0.15	)%(5)	0.16%	0.00	%(3)	0.02%	(0.42)%
After fees waived and expenses absorbed	0.06%	(0.13	)%(5)	0.24%	0.12%		0.17%	0.00	%(3)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to 0.01%, (0.01)%, $0.01, or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year(1)

RETAIL CLASS

	Year Ended October 31,
	2018		2017	2016	2015	2014
Net asset value, beginning of year	$23.54		$20.53	$28.53	$33.12	$32.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.19)		(0.19)	(0.17)	(0.26)	(0.33)
Net realized and unrealized gain (loss) on investments	3.60		6.20	(1.48)	0.83	2.39
Total from investment operations	3.41		6.01	(1.65)	0.57	2.06

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—
From net realized gain	—		(2.86)	(6.35)	(5.16)	(1.72)
From return of capital	—		(0.14)	—	—	—
Total distributions	—		(3.00)	(6.35)	(5.16)	(1.72)
Paid-in capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$26.95		$23.54	$20.53	$28.53	$33.12
Total Return	14.53%		29.32%	(6.77)%	2.14%	6.47%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$48.9		$47.3	$66.1	$100.7	$118.2
Portfolio turnover rate	35%		52%	82%	69%	97%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.45%		1.53%	1.46%	1.42%	1.40%
After fees waived and expenses absorbed	1.33	%(4)	1.53%	1.46%	1.42%	1.40%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.86)%		(0.82)%	(0.78)%	(0.85)%	(1.00)%
After fees waived and expenses absorbed	(0.74)%		(0.82)%	(0.78)%	(0.85)%	(1.00)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.55%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year(1)

INSTITUTIONAL CLASS

	Year Ended October 31,
	2018		2017	2016	2015	2014
Net asset value, beginning of year	$25.47		$21.96	$30.00	$34.46	$33.94

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.14)		(0.12)	(0.11)	(0.17)	(0.24)
Net realized and unrealized gain (loss) on investments	3.91		6.63	(1.58)	0.87	2.48
Total from investment operations	3.77		6.51	(1.69)	0.70	2.24

LESS DISTRIBUTIONS:
From net realized gain	—		(2.86)	(6.35)	(5.16)	(1.72)
From return of capital	—		(0.14)	—	—	—
Total distributions	—		(3.00)	(6.35)	(5.16)	(1.72)
Paid-in capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of year	$29.24		$25.47	$21.96	$30.00	$34.46
Total Return	14.84%		29.63%	(6.53)%	2.48%	6.79%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$31.3		$28.9	$88.2	$164.1	$266.0
Portfolio turnover rate	35%		52%	82%	69%	97%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.20%		1.25%	1.16%	1.13%	1.11%
After fees waived and expenses absorbed	1.08	%(4)	1.25%	1.16%	1.13%	1.11%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.61)%		(0.48)%	(0.47)%	(0.52)%	(0.71)%
After fees waived and expenses absorbed	(0.49)%		(0.48)%	(0.47)%	(0.52)%	(0.71)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 1.30%.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2018

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objective is to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2018 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$293,846,412	$—	$—	$293,846,412
Short-Term Investments	3,586,354	—	—	3,586,354
Total Investments in Securities	$297,432,766	$—	$—	$297,432,766

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$986,576,784	$—	$—	$986,576,784
Short-Term Investments	2,832,068	—	—	2,832,068
Total Investments in Securities	$989,408,852	$—	$—	$989,408,852

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$77,396,606	$—	$—	$77,396,606
Short-Term Investments	3,768,840	—	—	3,768,840
Total Investments in Securities	$81,165,446	$—	$—	$81,165,446

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2018 (Continued)

At October 31, 2018, Mid Cap Growth and Small Cap Growth had late year losses of $243,271 and $483,786, respectively. Large Cap Growth did not defer any late year losses.

At October 31, 2018, Large Cap Growth, Mid Cap Growth, and Small Cap Growth did not have any capital loss carry-forwards.

As of October 31, 2018, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2018, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2018, the following adjustments were made(1):

	Total Distributable
	Earnings	Paid-in Capital
Large Cap Growth	$(888,325)	$888,325
Mid Cap Growth	(1,329,570)	1,329,570
Small Cap Growth	18,169	(18,169)

(1)	These differences were primarily due to foreign currency, equalization, transfer- and redemption-in-kind, distributions, net operating loss, and wash sale adjustments.

J.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2018 (Continued)

after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures for the year ended October 31, 2018.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective November 1, 2018, Kathleen T. Barr has been appointed by the Board of Trustees of the Trust to serve as an Independent Trustee for the Trust. See the Trustee and Executive Officer Table for additional information. Management has determined that there were no other subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For Large Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For Mid Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund.  For Small Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. The advisory fees incurred during the year ended October 31, 2018, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

	Class	Current
Large Cap Growth	Retail	1.20%
	Institutional	0.95%
Mid Cap Growth	Retail	1.10%
	Institutional	0.85%
Small Cap Growth	Retail	1.25%(1)
	Institutional	1.00%(1)

(1)
Prior to February 28, 2018, the Retail Class and Institutional Class shares of Small Cap Growth had the contractual expense limitations shown here.  As of February 28, 2018, the current rates went into effect.

The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees waived during the year ended October 31, 2018, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

At October 31, 2018, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of Large Cap Growth, Mid Cap Growth, and Small Cap Growth that may be reimbursed were $219,320, $530,979, and $99,954, respectively. The Advisor may recapture a portion of the above amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board of Trustees’ review.

Large Cap Growth:		Mid Cap Growth:

Expiration	Amount	Expiration	Amount
December 31, 2018	$24,253	December 31, 2018	$66,377
December 31, 2019	147,422	December 31, 2019	366,720
October 31, 2020	47,645	October 31, 2020	97,882

Small Cap Growth:

Expiration	Amount
October 31, 2021	$99,954

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2018 (Continued)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2018, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the year ended October 31, 2018, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board of Trustees. For the year ended October 31, 2018, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales or maturity of securities, excluding short-term securities and U.S. Government securities for the year ended October 31, 2018, were as follows:

Fund	Purchases	Sales
Large Cap Growth	$49,961,613	$65,951,004
Mid Cap Growth	472,819,129	437,052,350
Small Cap Growth	27,230,880	35,657,518

There were no purchases or sales of long-term U.S. Government securities for the year ended October 31, 2018.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended October 31, 2018, and the periods ended October 31, 2017 and December 31, 2016, as applicable, were as follows:

Large Cap Growth:
	2018	2017
Distributions paid from:
Ordinary income	$669,343	$1,485,307
Long-term capital gain	—	2,527,073
	$669,343	$4,012,380	(1)
Mid Cap Growth:
	2018	2017		2016
Distributions paid from:
Ordinary income	$364,309	$—		$960,661
Long-term capital gain	—	3,014		5,518,333
	$364,309	$3,014		$6,478,994
Small Cap Growth:
	2018	2017
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	—	8,159,675
Return of capital	—	390,655
	$—	$8,550,330

(1)	Does not include the distributions of the Accounting Survivor prior to the Reorganization as of the close of business September 15, 2017.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS October 31, 2018 (Continued)

The components of accumulated earnings (losses) on a tax basis at October 31, 2018, were as follows(1):

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$168,463,220	$828,075,422	$53,709,273
Gross tax unrealized appreciation	131,430,808	192,335,473	29,466,812
Gross tax unrealized depreciation	(2,461,262)	(31,002,043)	(2,010,639)
Net unrealized appreciation	128,969,546	161,333,430	27,456,173
Undistributed ordinary income	1,073,942	—	—
Undistributed long-term capital gain	14,871,516	27,569,241	6,973,301
Total distributable earnings	15,945,458	27,569,241	6,973,301
Other accumulated losses(2)	(47,547)	(243,271)	(483,786)
Total accumulated gains	$144,867,457	$188,659,400	$33,945,688

(1)	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
(2)	Other accumulated losses consist of deferred losses due to post 30-day wash sales and post-October losses.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the year ended October 31, 2018, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum Available Credit	$15,000,000	$30,000,000	$10,000,000
Largest Amount Outstanding on an Individual Day	—	—	—
Average Daily Loan Outstanding	—	—	—
Loan Outstanding as of October 31, 2018	—	—	—
Average Interest Rate	—	—	—

Interest expense for the year ended October 31, 2018, is disclosed in the Statements of Operations, if applicable.

NOTE 7 – FUND REORGANIZATION

On September 7, 2018, the Board of Trustees approved a plan of reorganization (the “Reorganization”) whereby the Retail and Institutional Classes of the Congress SMid Core Opportunity Fund (“SMid Core Opportunity”) would merge into the Retail and Institutional Classes of Mid Cap Growth, respectively. The Reorganization was effective as of the close of business October 26, 2018.

The Reorganization was accomplished by a tax-free exchange of 182,197 Retail Class shares of SMid Core Opportunity for 144,262 Retail Class shares of Mid Cap Growth, and 1,121,403 Institutional Class shares of SMid Core Opportunity for 883,617 Institutional Class shares of Mid Cap Growth. As of close of business October 26, 2018, the net assets of the Retail and Institutional Classes of SMid Core Opportunity and the Retail and Institutional Classes of Mid Cap Growth were $2,616,614, $16,186,442, $29,918,092, and $928,121,174, respectively. After the Reorganization, the net assets of the Retail and Institutional Classes of Mid Cap Growth were $32,534,706 and $944,307,616, respectively. The total net assets of SMid Core Opportunity at the close of business October 26, 2018, included $3,479,919 in total distributable earnings.

The financial statements for Mid Cap Growth reflect the operations of Mid Cap Growth for the period prior to the Reorganization and the combined Fund for the period subsequent to the Reorganization. Assuming the Reorganization had been completed on November 1, 2017, the Mid Cap Growth pro forma results of operations for the year ended October 31, 2018, were as follows:

Net investment income	$525,743
Net realized gain on investments	40,542,790
Change in net unrealized appreciation/depreciation on investments	(28,455,764)
Net increase in net assets resulting from operations	$12,612,769

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (with respect to Congress Mid Cap Growth Fund, for the year then ended, the period January 1, 2017 to October 31, 2017, and the year ended December 31, 2016), and the financial highlights for the periods indicated within the financial statements, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, the results of their operations for the year then ended, the changes in their net assets for the periods stated above, and their financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 28, 2018

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2018 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/18 – 10/31/18).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Large Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/18	10/31/18	5/1/18 – 10/31/18
Retail Class Actual	$1,000.00	$1,028.00	$4.96(1)
Retail Class Hypothetical (5% return before expenses)	1,000.00	1,020.32	4.94(1)

Institutional Class Actual	1,000.00	1,029.00	3.68(2)
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,021.58	3.67(2)

(1)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.97% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(2)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.72% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Mid Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/18	10/31/18	5/1/18 – 10/31/18
Retail Class Actual	$1,000.00	$1,004.30	$5.56(3)
Retail Class Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60(3)

Institutional Class Actual	1,000.00	1,005.90	4.30(4)
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,020.92	4.33(4)

(3)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.10% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(4)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.85% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended October 31, 2018 (Unaudited) (Continued)

Small Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	5/1/18	10/31/18	5/1/18 – 10/31/18
Retail Class Actual	$1,000.00	$1,098.60	$6.61(5)
Retail Class Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36(5)

Institutional Class Actual	1,000.00	1,100.00	5.29(6)
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09(6)

(5)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(6)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

LARGE CAP GROWTH
SMid CORE OPPORTUNITY
MID CAP GROWTH
SMALL CAP GROWTH

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 21, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for the Congress Large Cap Growth Fund, Congress SMid Core Opportunity Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (each a “Fund,” and together, the “Funds”).  At this meeting and at a prior meeting held on May 30-31, 2018, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks, all for periods ended March 31, 2018.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

For the Congress Large Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year, three-year, five-year and ten-year periods.  The Board also considered the outperformance of the Congress Large Cap Growth Fund against its broad-based securities market benchmark for the one-year period, and the underperformance for the three-year, five-year and ten-year periods.  The Board also considered the Fund’s underperformance compared to the Advisor’s large cap growth composite for the one-year period, and outperformance for the three-year, five-year and ten-year periods ended March 31, 2018, and the reasons given by the Advisor for that difference in performance.

For the Congress SMid Core Opportunity Fund, the Board noted that the Fund outperformed its peer group median for the one-year and three-year periods and underperformed for the five-year period. The Board also considered the Fund’s outperformance against its broad-based securities market benchmark for the one-year period and underperformance for the three-year and five-year periods. The Board also considered the Fund’s underperformance compared to the Advisor’s SMid core opportunity composite for the one-year, three-year and five-year periods ended March 31, 2018, and the Board considered the reasons given by the Advisor for that underperformance.

For the Congress Mid Cap Growth Fund, the Board noted that the Fund underperformed its peer group median for the one-year and three-year periods and outperformed for the five-year period.  The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year and five-year periods.  The Board also considered the Fund’s underperformance compared to the Advisor’s mid cap growth composite for the one-year, three-year and five-year periods ended March 31, 2018, and the reasons given by the Advisor for that underperformance.

LARGE CAP GROWTH
SMid CORE OPPORTUNITY
MID CAP GROWTH
SMALL CAP GROWTH

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Congress Small Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year period and underperformed for the three-year, five-year and ten-year periods.  The Board also considered the Fund’s underperformance against its broad-based securities market benchmark for the one-year, three-year, five-year and ten-year periods.  The Board also considered the Fund’s underperformance compared to the Advisor’s small cap growth composite for the one-year and three-year periods ended March 31, 2018, and the Board considered the reasons given by the Advisor for that underperformance.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Trustees noted that the fees charged to each Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors.

For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.20% for the Fund’s Retail Class shares and 0.95% for its Institutional Class shares (the “Expense Caps”) and noted that the Fund was currently operating below these levels.  The Board noted that the Fund’s advisory fee was lower than its peer group median and average and its net expense ratio (less Rule 12b-1 fees) was below its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress SMid Core Opportunity Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.25% for the Fund’s Retail Class shares and 1.00% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for the Fund’s Retail Class shares and 0.85% for its Institutional Class shares (the “Expense Caps”), and noted that the Fund was currently operating below these levels.  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Congress Small Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.25% for the Fund’s Retail Class shares and 1.00% for its Institutional Class shares (the “Expense Caps”), which were lowered from 1.55% and 1.30%, respectively.  The Board noted that the Fund’s advisory fee was at its peer group median and average and that its net expense ratio (less Rule 12b-1 fees) was slightly less than its peer group median and average.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board also considered that, with respect to the Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund, the annual expense ratio for all classes had declined to levels below the respective Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds.  The

LARGE CAP GROWTH
SMid CORE OPPORTUNITY
MID CAP GROWTH
SMALL CAP GROWTH

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Board considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of		in Fund	Other
	Position	Office and		Complex(2)	Directorships
Name, Address	with	Length of		Overseen	Held During
And Age	the Trust(1)	Time Served	Principal Occupation During Past Five Years	by Trustees	the Past 5 Years
Independent Trustees of the Trust(1)
Kathleen T. Barr	Trustee	Indefinite	Former owner of a registered investment adviser,	3	Independent
(born 1955)		Term; Since	Productive Capital Management, Inc.; formerly,		Trustee for the
c/o U.S. Bancorp		November	Chief Administrative Officer, Senior Vice President		William Blair
Fund Services, LLC		2018.	and Senior Managing Director of Allegiant Asset		Funds (2013
2020 E. Financial Way			Management Company (merged with PNC Capital		to present)
Suite 100			Advisors, LLC in 2009); formerly, Chief		(21 series);
Glendora, CA 91741			Administrative Officer, Chief Compliance Officer		Independent
			and Senior Vice President of PNC Funds and PNC		Trustee for the
			Advantage Funds (f/k/a Allegiant Funds) (registered		AmericaFirst
			investment companies).		Quantitative Funds
(2012 to 2016).
Dorothy A. Berry	Chairman	Indefinite	Formerly, President, Talon Industries, Inc. (business	3	Director, PNC
(born 1943)	and	Term; Since	consulting); formerly, Executive Vice President and		Funds (23 series),
c/o U.S. Bancorp	Trustee	May	Chief Operating Officer, Integrated Asset		PNC Advantage
Fund Services, LLC		1991.	Management (investment adviser and manager) and		Funds (1 series).
2020 E. Financial Way			formerly, President, Value Line, Inc. (investment
Suite 100			advisory and financial publishing firm).
Glendora, CA 91741
Wallace L. Cook	Trustee	Indefinite	Investment Consultant; formerly, Chief Executive	3	Trustee, The Dana
(born 1939)		Term; Since	Officer, Rockefeller Trust Co., (prior thereto Senior		Foundation.
c/o U.S. Bancorp		May	Vice President), and Managing Director, Rockefeller
Fund Services, LLC		1991.	& Co. (Investment Manager and Financial Advisor);
2020 E. Financial Way			formerly, Senior Vice President, Norton Simon, Inc.
Suite 100			(international consumer products conglomerate).
Glendora, CA 91741
Eric W. Falkeis	Trustee	Indefinite	Chief Executive Officer, Tidal ETF Services Co.	3	Former Interested
(born 1973)		Term; Since	(2018 to present); formerly, Chief Operating Officer,		Trustee, Direxion
c/o U.S. Bancorp		September	Direxion Funds (2013 to 2018); formerly, Senior		Funds (22 series),
Fund Services, LLC		2011.	Vice President and Chief Financial Officer (and		Direxion Shares
2020 E. Financial Way			other positions), U.S. Bancorp Fund Services, LLC.		ETF Trust
Suite 100					(112 series) and
Glendora, CA 91741					Direxion Insurance
Trust (2013
to 2018).
Carl A. Froebel	Trustee	Indefinite	Formerly, President and Founder, National Investor	3	None.
(born 1938)		Term; Since	Data Services, Inc. (investment related computer
c/o U.S. Bancorp		May	software).
Fund Services, LLC		1991.
2020 E. Financial Way
Suite 100
Glendora, CA 91741

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Portfolios
		Term of		in Fund	Other
	Position	Office and		Complex(2)	Directorships
Name, Address	with	Length of		Overseen	Held During
And Age	the Trust(1)	Time Served	Principal Occupation During Past Five Years	by Trustees	the Past 5 Years
Steven J. Paggioli	Trustee	Indefinite	Consultant, since July 2001; formerly, Executive Vice	3	Independent
(born 1950)		Term; Since	President, Investment Company Administration, LLC		Trustee, AMG
c/o U.S. Bancorp		May	(mutual fund administrator).		Funds (61 series);
Fund Services, LLC		1991.			Advisory Board
2020 E. Financial Way					Member,
Suite 100					Sustainable
Glendora, CA 91741					Growth Advisers,
LP; Independent
Director, Chase
Investment
Counsel.
Officers of the Trust
Elaine E. Richards	President	Indefinite	Senior Vice President and Legal Compliance	Not	Not
(born 1968)		Term; Since	Officer, U.S. Bancorp Fund Services, LLC,	Applicable.	Applicable.
c/o U.S. Bancorp		March 2013.	since July 2007.
Fund Services, LLC	Secretary	Indefinite
2020 E. Financial Way		Term; Since
Suite 100		February
Glendora, CA 91741		2008.
Aaron J. Perkovich	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services,	Not	Not
(born 1973)	President	Term; Since	LLC, since June 2006.	Applicable.	Applicable.
c/o U.S. Bancorp		March 2017.
Fund Services, LLC	Treasurer	Indefinite
615 East Michigan St.		Term; Since
Milwaukee, WI 53202		August 2016.
Melissa Breitzman	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund	Not	Not
(born 1983)	Treasurer	Term; Since	Services, LLC since June 2005.	Applicable.	Applicable.
c/o U.S. Bancorp		August 2016.
Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202
Craig Benton	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund	Not	Not
(born 1985)	Treasurer	Term; Since	Services, LLC since November 2007.	Applicable.	Applicable.
c/o U.S. Bancorp		August 2016.
Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202
Cory Akers	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund	Not	Not
(born 1978)	Treasurer	Term; Since	Services, LLC since October 2006.	Applicable.	Applicable.
c/o U.S. Bancorp		August 2017.
Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Portfolios
		Term of		in Fund	Other
	Position	Office and		Complex(2)	Directorships
Name, Address	with	Length of		Overseen	Held During
And Age	the Trust(1)	Time Served	Principal Occupation During Past Five Years	by Trustees	the Past 5 Years
Donna Barrette	Chief	Indefinite	Senior Vice President and Compliance Officer,	Not	Not
(born 1966)	Compliance	Term; Since	U.S. Bancorp Fund Services, LLC	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	July 2011.	since August 2004.
Fund Services, LLC	Anti-Money	Indefinite
615 East Michigan St.	Laundering	Term; Since
Milwaukee, WI 53202	Officer	July 2011.
	Vice	Indefinite
	President	Term; Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”)
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended October 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth	100.00%
Mid Cap Growth	100.00%
Small Cap Growth	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2018, was as follows:

Large Cap Growth	100.00%
Mid Cap Growth	100.00%
Small Cap Growth	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Large Cap Growth	0.00%
Mid Cap Growth	0.00%
Small Cap Growth	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund
Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 10/31/2018	FYE 10/31/2017
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 10/31/2018	FYE 10/31/2017
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Congress Small Cap Growth Fund

	FYE 10/31/2018	FYE 10/31/2017
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2018	FYE 10/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2018	FYE 10/31/2017
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E Richards, President/Principal Executive Officer

Date     January 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E Richards, President/Principal Executive Officer

Date     January 7, 2019

By (Signature and Title)        /s/ Aaron J. Perkovich
  Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     January 4, 2019

* Print the name and title of each signing officer under his or her signature.